Cover Page Document	Nov. 04, 2020
Cover Page [Abstract]
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Document Type	8-K
Entity Central Index Key	0000866273
Title of 12(b) Security	Common Stock, par value $0.01 per share
Entity Incorporation, State or Country Code	DE
Entity File Number	001-15461
Entity Tax Identification Number	73-1352174
Entity Address, Address Line One	5100 East Skelly Drive, Suite 500
Entity Address, Postal Zip Code	74135
Trading Symbol	MTRX
Security Exchange Name	NASDAQ
Amendment Flag	false
Document Period End Date	Nov. 04, 2020
Entity Registrant Name	Matrix Service Co
City Area Code	918
Local Phone Number	838-8822
Entity Emerging Growth Company	false
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK